BUSINESS ACQUISITIONS - Acquisition of Shandong Buladun (Details) $ in Thousands		8 Months Ended
	May 01, 2018 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Purchase price allocation of acquisitions
Goodwill		$ 25,096	$ 52,687
Shandong Buladun
BUSINESS ACQUISITIONS
Percentage of equity interest	80.00%
Consideration transferred	$ 4,575
Number of kindergartens operated | item	4
Purchase price allocation of acquisitions
Cash and cash equivalents	$ 134
Other current assets	21
Property, plant and equipment, net	1,819
Other current liabilities	(3,927)
Deferred tax liabilities	(236)
Noncontrolling interest	(915)
Goodwill	6,737
Total	$ 4,575
Net revenue		2,393
Pre-tax net income		$ 958
Shandong Buladun | Minimum
Purchase price allocation of acquisitions
Depreciation or amortization period	5 years
Shandong Buladun | Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period	8 years
Shandong Buladun | Student base
Purchase price allocation of acquisitions
Intangible assets	$ 942
Amortization period - intangible assets	4 years